Inventories, net (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Analysis of Inventories
An analysis of inventories at December 31, 2018 and 2019 is as follows:

	2018		2019
Mobile phones, accessories, computers, TVs, cards and other materials	Ps.	43,723,492	Ps.	43,954,616
Less: Reserve for obsolete and slow-moving inventories		(3,418,130)		(2,852,604)

Total	Ps.	40,305,362	Ps.	41,102,012